Long-Term Debt - Fortaleza and Recife Loan Facility (Details) - Fortaleza and Recife loan facility - USD ($) $ in Millions	1 Months Ended
	Jun. 30, 2014	May 31, 2014
Long-Term Debt
Loan facility amount	$ 140
Amount of previous loan facility, replaced by new facility		$ 160
Term of debt instrument	5 years
London Interbank Offered Rate (LIBOR)
Long-Term Debt
Interest margin percentage	2.125%